Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Business segment information
Net revenue	[1]	¥ 3,812,400	¥ 3,918,100	¥ 4,061,800
Net interest income		2,295,398	2,230,261	2,221,128
Operating expenses	[1]	2,740,100	2,717,500	2,690,300
Operating profit (loss)	[1]	1,072,300	1,200,600	1,371,500
Modification Impact [Member] | Internal Management Accounting Rules And Practices [Member]
Business segment information
Operating profit (loss)			(23,500)	(24,300)
BK and TB [Member]
Business segment information
Net revenue	[1],[2]	1,861,000	2,029,900	2,190,500
Net interest income	[1]	1,145,200	1,119,700	1,221,800
Net fees	[1]	620,900	667,200	688,600
Other	[1]	94,900	243,000	280,100
Other than BK and TB [Member]
Business segment information
Net revenue	[1]	1,951,400	1,888,200	1,871,300
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue		3,372,700	3,342,200	3,318,700
Operating expenses		2,372,700	2,349,000	2,310,600
Operating profit (loss)		1,000,000	993,200	1,008,100
Business Segment [Member] | Customer Business [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	1,518,600	1,552,300	1,610,400
Net interest income		724,700	708,300	731,400
Net fees		702,600	758,500	795,600
Other		91,300	85,500	83,400
Business Segment [Member] | Customer Business [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		1,854,100	1,789,900	1,708,300
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Business segment information
Net revenue		1,521,600	1,584,300	1,568,000
Operating expenses		1,222,800	1,227,600	1,234,100
Operating profit (loss)		298,800	356,700	333,900
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	738,600	785,900	817,000
Net interest income		460,400	465,800	482,000
Net fees		243,900	288,400	300,600
Other		34,300	31,700	34,400
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		783,000	798,400	751,000
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		541,500	522,600	527,100
Operating expenses		291,800	295,600	290,000
Operating profit (loss)		249,700	227,000	237,100
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	421,600	439,800	446,900
Net interest income		152,100	150,700	143,800
Net fees		213,100	233,200	245,000
Other		56,400	55,900	58,100
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		119,900	82,800	80,200
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		399,700	378,600	418,300
Operating expenses		247,000	242,800	236,000
Operating profit (loss)		152,700	135,800	182,300
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	266,600	246,300	275,600
Net interest income		113,600	95,200	107,300
Net fees		152,400	153,100	177,300
Other		600	(2,000)	(9,000)
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		133,100	132,300	142,700
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Business segment information
Net revenue		706,900	666,300	628,600
Operating expenses		486,500	463,600	435,800
Operating profit (loss)		220,400	202,700	192,800
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	(1,400)	(3,500)	(1,800)
Net interest income		(1,400)	(3,400)	(1,700)
Other			(100)	(100)
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		708,300	669,800	630,400
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Business segment information
Net revenue		203,000	190,400	176,700
Operating expenses		124,600	119,400	114,700
Operating profit (loss)		78,400	71,000	62,000
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	93,200	83,800	72,700
Net fees		93,200	83,800	72,700
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		109,800	106,600	104,000
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		472,500	565,200	686,800
Operating expenses		221,300	225,700	217,400
Operating profit (loss)		251,200	339,500	469,400
Business Segment [Member] | Global Markets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	303,900	368,600	491,500
Net interest income		183,100	182,000	291,000
Net fees		(14,200)	(12,200)	(8,200)
Other		135,000	198,800	208,700
Business Segment [Member] | Global Markets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		168,600	196,600	195,300
Business Segment, Other [Member]
Business segment information
Net revenue		(32,800)	10,700	56,300
Operating expenses		146,100	142,800	162,300
Operating profit (loss)		(178,900)	(132,100)	(106,000)
Business Segment, Other [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	38,500	109,000	88,600
Net interest income		237,400	229,400	199,400
Net fees		(67,500)	(79,100)	(98,800)
Other		(131,400)	(41,300)	(12,000)
Business Segment, Other [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		¥ (71,300)	¥ (98,300)	¥ (32,300)

[1]	Prior period business segment information has been restated to reflect the transfer of corporate loan-related businesses of Mitsubishi UFJ Trust and Banking to MUFG Bank. In accordance with internal management accounting rules and practices, the transfer resulted in a decrease of the total operating profit by ¥24.3 billion and ¥23.5 billion for fiscal years ended March 31, 2017 and 2018, respectively.
[2]	"BK and TB" is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.